Segment reporting condensed consolidated balance sheet (Details) - USD ($) $ in Millions	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Intangible assets
Goodwill	$ 1.7			$ 1.8	$ 1.9
Other intangible assets	1.7			1.9	0.5
Total intangible assets	3.4			3.7	2.4
Tangible fixed assets
Land and buildings	5.9			3.8	3.1
Vessels and capitalized dry-docking	2,110.5			1,855.9	1,876.2
Prepayments on vessels	3.8					$ 12.0
Other plant and operating equipment	4.3			5.6	6.7
Total tangible fixed assets	2,124.5			1,865.3	1,886.0
Financial assets
Investments in joint ventures	0.1			0.1	0.1
Loan receivables	4.6			4.6	4.6
Deferred tax asset	0.4			0.6	0.6
Other investments				0.2	0.2
Total financial assets	5.1			5.5	5.5
Total non-current assets	2,133.0			1,874.5	1,893.9
Current Assets
Inventories	70.6			72.0	72.4
Trade receivables	203.7			259.5	247.7
Other receivables	89.3			74.0	78.7
Prepayments	13.0			10.4	13.9
Cash and cash equivalents incl. restricted cash	270.7	$ 269.0	$ 410.7	323.8	238.5
Current assets, excl. assets held-for-sale	647.3			739.7	651.2
Assets held-for-sale	27.8
Total current assets	675.1			739.7	651.2
Total Assets	2,808.1			2,614.2	2,545.1
EQUITY AND LIABILITIES
Total equity	1,569.1			1,503.7	1,403.4	$ 1,052.2
Non-current Liabilities
Non-current tax liability related to held-over gains	45.2			45.2	45.2
Deferred tax liability	7.5			6.1	0.1
Borrowings	893.8			849.8	880.3
Other non-current liabilities	3.0			3.0	3.0
Total non-current liabilities	949.5			904.1	928.6
Current Liabilities
Borrowings	194.2			117.1	115.2
Trade payables	45.6			48.5	40.8
Current tax liabilities	1.6			2.0	1.5
Other liabilities	39.3			31.1	45.3
Provisions	6.9			6.8	6.5
Deferred income	1.9			0.9	3.8
Total current liabilities	289.5			206.4	213.1
Total liabilities	1,239.0			1,110.5	1,141.7
Total Equity and Liabilities	2,808.1			2,614.2	2,545.1
Operating segment
Intangible assets
Goodwill	1.7			1.8	1.9
Other intangible assets	1.7			2.0	0.5
Total intangible assets	3.4			3.8	2.4
Tangible fixed assets
Land and buildings	5.9			3.8	3.1
Vessels and capitalized dry-docking	2,110.5			1,855.9	1,876.2
Prepayments on vessels	3.8
Other plant and operating equipment	4.3			5.6	6.7
Total tangible fixed assets	2,124.5			1,865.3	1,886.0
Financial assets
Investments in joint ventures	0.1			0.1	0.1
Loan receivables	4.6			4.6	4.6
Deferred tax asset	0.4			0.5	0.6
Other investments				0.2	0.2
Total financial assets	5.1			5.4	5.5
Total non-current assets	2,133.0			1,874.5	1,893.9
Current Assets
Inventories	70.6			72.0	72.4
Trade receivables	203.7			259.5	247.7
Other receivables	89.3			74.0	78.7
Prepayments	13.0			10.4	13.9
Cash and cash equivalents incl. restricted cash	270.7			323.8	238.5
Current assets, excl. assets held-for-sale	647.3			739.7	651.2
Assets held-for-sale	27.8
Total current assets	675.1			739.7	651.2
Total Assets	2,808.1			2,614.2	2,545.1
EQUITY AND LIABILITIES
Total equity	1,569.1			1,503.7	1,403.4
Non-current Liabilities
Non-current tax liability related to held-over gains	45.2			45.2	45.2
Deferred tax liability	7.5			6.1	0.1
Borrowings	893.8			849.8	880.3
Other non-current liabilities	3.0			3.0	3.0
Total non-current liabilities	949.5			904.1	928.6
Current Liabilities
Borrowings	194.2			117.1	115.2
Trade payables	45.6			48.5	40.8
Current tax liabilities	1.6			2.0	1.5
Other liabilities	39.3			31.1	45.3
Provisions	6.9			6.8	6.5
Deferred income	1.9			0.9	3.8
Total current liabilities	289.5			206.4	213.1
Total liabilities	1,239.0			1,110.5	1,141.7
Total Equity and Liabilities	2,808.1			2,614.2	2,545.1
Operating segment | Tanker
Intangible assets
Other intangible assets	0.7			0.7
Total intangible assets	0.7			0.7
Tangible fixed assets
Land and buildings	5.2			2.8	3.1
Vessels and capitalized dry-docking	2,120.3			1,863.4	1,876.2
Other plant and operating equipment	3.2			4.1	5.2
Total tangible fixed assets	2,128.7			1,870.3	1,884.5
Financial assets
Investments in joint ventures	0.1			0.1	0.1
Loan receivables	4.6			4.6	4.6
Deferred tax asset	0.4			0.5	0.5
Other investments				0.2	0.2
Total financial assets	5.1			5.4	5.4
Total non-current assets	2,134.5			1,876.4	1,889.9
Current Assets
Inventories	64.5			61.1	65.4
Trade receivables	199.8			255.7	246.7
Other receivables	86.9			72.7	76.1
Prepayments	10.2			9.7	10.4
Cash and cash equivalents incl. restricted cash	266.0			321.4	236.3
Current assets, excl. assets held-for-sale	627.4			720.6	634.9
Assets held-for-sale	27.8
Total current assets	655.2			720.6	634.9
Total Assets	2,789.7			2,597.0	2,524.8
EQUITY AND LIABILITIES
Total equity	1,564.3			1,498.0	1,397.3
Non-current Liabilities
Non-current tax liability related to held-over gains	45.2			45.2	45.2
Deferred tax liability	7.3			5.8
Borrowings	890.4			844.6	873.7
Other non-current liabilities	2.3			2.2	1.9
Total non-current liabilities	945.2			897.8	920.8
Current Liabilities
Borrowings	190.5			115.7	115.2
Trade payables	42.2			46.4	38.8
Current tax liabilities	1.6			1.6	1.2
Other liabilities	39.4			31.0	45.0
Provisions	6.5			6.5	6.5
Total current liabilities	280.2			201.2	206.7
Total liabilities	1,225.4			1,099.0	1,127.5
Total Equity and Liabilities	2,789.7			2,597.0	2,524.8
Operating segment | Marine Exhaust
Intangible assets
Goodwill	1.7			1.8	1.9
Other intangible assets	1.0			1.3	0.5
Total intangible assets	2.7			3.1	2.4
Tangible fixed assets
Land and buildings	0.7			1.0
Prepayments on vessels	4.2
Other plant and operating equipment	1.1			1.5	1.5
Total tangible fixed assets	6.0			2.5	1.5
Financial assets
Deferred tax asset					0.1
Total financial assets					0.1
Total non-current assets	8.7			5.6	4.0
Current Assets
Inventories	6.1			11.0	7.0
Trade receivables	4.4			4.2	1.0
Other receivables	2.4			1.3	2.6
Prepayments	2.8			0.7	3.5
Cash and cash equivalents incl. restricted cash	4.7			2.4	2.2
Current assets, excl. assets held-for-sale	20.4			19.6	16.3
Total current assets	20.4			19.6	16.3
Total Assets	29.1			25.2	20.3
EQUITY AND LIABILITIES
Total equity	7.7			6.2	6.1
Non-current Liabilities
Deferred tax liability	0.2			0.3	0.1
Borrowings	3.4			5.2	6.6
Other non-current liabilities	0.7			0.8	1.1
Total non-current liabilities	4.3			6.3	7.8
Current Liabilities
Borrowings	3.7			1.3
Trade payables	3.4			3.5	2.0
Current tax liabilities				0.4	0.3
Other liabilities	0.4			0.3	0.3
Provisions	0.4			0.3
Deferred income	9.2			6.8	3.8
Total current liabilities	17.1			12.7	6.4
Total liabilities	21.4			19.0	14.2
Total Equity and Liabilities	29.1			25.2	$ 20.3
Inter segment elimination
Tangible fixed assets
Vessels and capitalized dry-docking	(9.8)			(7.5)
Prepayments on vessels	(0.4)
Total tangible fixed assets	(10.2)			(7.5)
Financial assets
Total non-current assets	(10.2)			(7.5)
Current Assets
Inventories				(0.1)
Trade receivables	(0.5)			(0.4)
Current assets, excl. assets held-for-sale	(0.5)			(0.5)
Total current assets	(0.5)			(0.5)
Total Assets	(10.7)			(8.0)
EQUITY AND LIABILITIES
Total equity	(2.9)			(0.5)
Current Liabilities
Trade payables				(1.4)
Other liabilities	(0.5)			(0.2)
Deferred income	(7.3)			(5.9)
Total current liabilities	(7.8)			(7.5)
Total liabilities	(7.8)			(7.5)
Total Equity and Liabilities	$ (10.7)			$ (8.0)